QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-8255
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD FUNDS, INC.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                                Thomas S. Harman
                             Morgan, Lewis, Bockius
                      1111 Pennsylvania Avenue, Northwest
                             Washington, D.C. 20004

     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 527-9525
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 12/31
                       -------------------------------

                      Date of reporting period: 09/30/06
                      -----------------------------------



ITEM 1. SCHEDULE OF INVESTMENTS.



The World Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

Epoch Global Equity Shareholder Yield Fund;
Epoch International Small Cap Fund; and
Epoch US All Cap Equity Fund.

                   EPOCH GLOBAL EQUITY SHAREHOLDER YIELD FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               September 30, 2006
                                   (Unaudited)

 Number of                                                     Market
 Shares          Security Description                          Value
---------------- ---------------------------------         ---------------

                 Common Stocks:                   88.48%

                 Australia:                        6.31%


  772,050        APN NEWS & MEDIA LTD.                    $ 2,925,038

  607,400        INSURANCE AUSTRALIA GRP                    2,391,834

  630,500        JOHN FAIRFAX HOLDINGS                      1,984,358

  885,300        MACQUARIE INFRASTRUCTURE                   2,112,822

   85,823        MONADELPHOUS GROUP LTD.                      403,243

1,888,700        NEW HOPE CORP LTD.                         1,929,772

   86,600        ST GEORGE BANK                             1,953,089
                                                           ---------------

                                                           13,700,156
                                                           ---------------

                 Belgium:                          2.88%

   68,250        BELGACOM SA                                2,661,110

   62,600        FORTIS                                     2,541,653

   19,200        INBEV                                      1,057,419
                                                           ---------------

                                                            6,260,182
                                                           ---------------

                 Brazil:                           0.41%

   22,500        COMPANHIA ENERGETICA SPON ADR                883,125
                                                           ---------------

                 Canada:                           1.83%

   41,200        MANITOBA TELECOM SERVICES INC              1,776,531

  103,100        TRANSALTA CORP                             2,192,319
                                                           ---------------

                                                            3,968,850
                                                           ---------------

                 China:                            1.82%

2,648,000        PETROCHINA CO LTD H SHRS                   2,844,571

   38,700        HUANENG PWR INTL SPSD ADR N                1,119,204
                                                           ---------------

                                                            3,963,775
                                                           ---------------

                 Finland:                          0.99%

   91,250        UPM KYMMENE CORP SPON ADR                  2,159,888
                                                           ---------------

                 Great Britain:                   12.48%

  118,366        ALLIANCE BOOTS PLC                         1,716,704

  154,100        AWG ORD                                    4,455,513

  234,900        BARCLAYS PLC                               2,962,849

  238,450        DE LA RUE PLC                              2,552,466

   41,500        DIAGEO PLC SPONSORED ADR                   2,948,160

  398,100        GKN PLC                                    2,140,025

   86,800        KELDA GROUP PLC                            1,381,531

  977,900        LEGAL & GENERAL GROUP                      2,607,810

  298,500        LLOYDS TSB GROUP PLC                       3,013,717

  181,850        NATIONAL GRID                              2,271,597

  461,300        VODAFONE GROUP PLC                         1,055,356
                                                           ---------------

                                                           27,105,728
                                                           ---------------

                 Hong Kong:                        1.61%

  407,200        BANK OF EAST ASIA                          1,850,054

  225,000        CITIC PACIFIC LTD                            693,054

2,670,000        SCMP GROUP LTD                               945,788
                                                           ---------------

                                                            3,488,896
                                                           ---------------

                 Ireland:                          1.31%

  943,000        INDEPENDENT NEWS & MEDIA                   2,846,721
                                                           ---------------

                 Italy:                            1.56%

  204,600        ARNOLDO MONDADORI EDITORE                  1,895,754

  523,700        TELECOM ITALIA ORD SHS                     1,487,945
                                                           ---------------

                                                            3,383,699
                                                           ---------------

                 Malaysia:                         0.44%

   82,600        BRITISH AMERICAN TOBACCO                     956,951
                                                           ---------------

                 Netherlands:                      1.42%

  105,800        ABN AMRO HOLDINGS NV                       3,086,525
                                                           ---------------

                 New Zealand                       0.70%

   68,200        TELECOM NEW ZEALAND LTD SP ADR             1,529,726
                                                           ---------------


                 Paskistan:                        1.05%

  301,600        ENGRO CHEMICAL PAK LTD                       890,774

  289,500        FAUJI FERTILIZER CO LTD                      558,567

  162,500        PAKISTAN STATE OIL CO LTD                    836,216
                                                           ---------------

                                                            2,285,557
                                                           ---------------

                 Philippines:                      0.77%

   38,400        PHILIPPINE LONG DISTANCE SP ADR            1,672,704
                                                           ---------------

                 Singapore:                        1.07%

2,238,000        SINGAPORE POST LTD                         1,424,579

  578,100        SINGAPORE TELECOMMUNICATIONS LTD             888,992
                                                           ---------------

                                                            2,313,571
                                                           ---------------

                 South Africa:                     1.74%

  125,600        JD GROUP LIMITED                           1,053,854

  127,100        LIBERTY GROUP LTD                          1,204,257

  691,300        SANLAM LIMITED                             1,525,950
                                                           ---------------

                                                            3,784,061
                                                           ---------------

                 South Korea:                      2.31%

   87,000        KT CORP SPONS ADR                          1,867,890

  132,950        SK TELECOM LTD SPONSORED ADR               3,141,609
                                                           ---------------

                                                            5,009,499
                                                           ---------------

                 Sweden:                           0.38%

   54,650        BILLERUD AB                                  832,931
                                                           ---------------

                 Taiwan:                           0.69%

  317,700        DELTA ELECTRIC IND CO LTD                    910,947

  479,344        LITE-ON TECHNOLOGY CORP                      591,005
                                                           ---------------

                                                            1,501,952
                                                           ---------------

                 Thailand:                         1.92%

  736,300        ADVANCED INFO SERVICE CO.                  1,762,889

4,342,200        BANGKOK EXPRESSWAY PLC                     2,402,707
                                                           ---------------

                                                            4,165,596
                                                           ---------------

                 United States:                   44.79%

  119,800        AT&T INC                                   3,900,688

   70,600        ALASKA COMM SYSTEMS GROUP                    936,862

   48,300        ALTRIA GROUP INC                           3,697,365

   72,200        AMSOUTH BANCORPORATION                     2,096,688

   16,700        AUTOMATIC DATA PROCESSING                    790,578

   47,950        BALL CORP                                  1,939,578

   38,500        BANK OF AMERICA CORP                       2,062,445

   37,800        BELLSOUTH CORP                             1,615,950

   88,000        BRISTOL MYERS SQUIBB CO                    2,192,960

  282,500        CITIZENS COMMUNICATIONS CO.                3,966,300

   32,200        DAVITA INC                                 1,863,414

   49,400        DU PONT /E I/ DE NEMOURS & CO              2,116,296

  129,550        DUKE ENERGY CO                             3,912,410

   19,000        FAIR ISAAC CORPORATION                       694,830

   56,350        GENERAL ELECTRIC CO                        1,989,155

   81,000        HAWAIIAN ELECTRIC INDS INC                 2,191,860

  146,450        IOWA TELECOMMUNICATIONS SERV               2,898,246

   48,700        KEYSPAN CORP                               2,003,518

   61,200        LACLEDE GROUP INC                          1,963,296

   47,200        MERCK & CO                                 1,977,680

   57,050        NATIONAL CITY CORP                         2,088,030

   49,500        NICOR INC                                  2,007,582

   67,350        NSTAR                                      2,246,796

   72,950        OGE ENERGY CORP                            2,634,225

   68,400        ONEOK INC                                  2,584,836

   85,100        PACKAGING CORPORATION OF AMERICA           1,974,320

  143,250        PFIZER INC                                 4,062,570

  188,800        POWERSHARES H/Y EQ DVD ACHIE               2,926,400

   23,900        PROGRESS ENERGY INC.                       1,084,582

   58,350        REGIONS FINANCIAL CORP                     2,146,697

   56,300        REYNOLDS AMERICAN INC                      3,488,911

   25,150        SOUTHERN COPPER CORP                       2,326,375

   71,300        UST INC                                    3,909,379

   89,100        US BANCORP                                 2,959,902

   95,182        VECTOR GROUP LTD                           1,543,852

  109,900        VERIZON COMMUNICATIONS                     4,080,587

   27,710        VORNADO REALTY TRUST                         673,353

   94,640        VORNADO REALTY TRUST SER I PRF             2,304,484

   62,700        WGL HOLDINGS INC                           1,965,018

  114,050        WESTAR ENERGY INC                          2,681,316

  211,700        WINDSTREAM CORP                            2,792,323
                                                           ---------------

                                                           97,291,657
                                                           ---------------


                 Total Securities               88.48%   $192,191,750
                 Cash and Cash Equivalents      11.52%     25,023,432
                                               -------  ---------------
                 Total Investments             100.00%   $217,215,182
                                               =======  ===============

                       EPOCH INTERNATIONAL SMALL CAP FUND
                             SCHEDULE OF INVESTMENTS
                               September 30, 2006
                                   (Unaudited)

 Number of                                               Market
 Shares           Security Description                   Value
----------------  --------------------------        -----------------

                  Common Stocks:            98.39%

                  Australia:                 1.68%

                  Australian Gas Light
  106,800         Company Limited                   $ 1,708,523
                  Bank of Queensland
   45,928         Limited                               529,895

  120,700         Baycorp Advantage Limited             273,655

  114,838         Coates Hire Limited                   488,183

  129,271         DCA Group Limited                     330,687

                  Macquarie Infrastructure
  157,625         Group                                 376,182

   52,541         Sydney Roads Group                     43,495
                                                    -----------------

                                                      3,750,620
                                                    -----------------

                  Austria:                   0.76%

   10,000         Andritz AG                          1,525,885

    3,360         OMV AG                                174,138
                                                    -----------------

                                                      1,700,023
                                                    -----------------

                  Belgium:                   7.36%

   33,298         Ackermans & Van Harren nv           2,398,958

   16,350         Almancora Comm. Va.                 2,115,311
                  Compagnie d' Enterprises

    1,600         CFE                                 1,501,786

   94,550         Cumerio NPV                         1,976,401

   30,000         Devgen                                680,750

    8,600         ETS Colruyt Halle                   1,468,249

                  EVS Broadcasting
   45,967         Equipment S.A.                     2,559,569

   45,332         Telenet Group Holding               1,095,933

   17,950         Umicore                             2,657,000
                                                    -----------------

                                                     16,453,957
                                                    -----------------

                  Canada:                    1.69%

  217,800         Bema Gold Corporation                 960,624

   44,500         Cambior Inc.                          156,378

    4,924         Inmet Mining Corporation              186,543

   21,869         Penn West Energy Trust                801,831

   34,665         Agnico Eagle Mines Ltd.             1,079,121

   25,600         Goldcorp Inc.                         604,160
                                                    -----------------

                                                      3,788,657
                                                    -----------------

                  China:                     1.36%

1,158,307         China Fishery Group Ltd.            2,175,430

1,625,000         Lee Kee Holdings Ltd.                 556,850

  624,049         Zijin Mining Group Co.                310,455
                                                    -----------------

                                                      3,042,735
                                                    -----------------

                  Denmark:                   1.94%

   37,200         Biomar Holdings A/S                 1,373,114

   35,200         Carlsberg AS B SHS                  2,960,826
                                                    -----------------

                                                      4,333,940
                                                    -----------------

                  Finland:                   0.92%

  373,891         Capman OYJ                          1,304,169

   32,500         YIT - Yhtyma Oyj                      753,144
                                                    -----------------

                                                      2,057,313
                                                    -----------------
                  France:                    5.09%

   24,300         Alten                                 770,553

   35,348         April Group                         1,517,678

   18,700         Bacou Dalloz                        2,192,829

    3,700         Eiffage SA                            376,150

   54,414         Gameloft SA                           296,780

    9,738         Groupe Bourbon SA                     470,475

   24,450         Neopost SA                          2,918,265

   37,500         Orpea                               2,846,765
                                                    -----------------

                                                     11,389,495
                                                    -----------------

                  Germany:                   6.96%

   12,286         AMB Generali Holding AG            1,673,830

    7,200         Bilfinger Berger AG                   427,309

   30,500         Curanum AG                            297,110

   12,592         Fresenius AG Preferred              2,247,696

    8,161         Interhyp AG                          738,159

    7,017         Merck KGaA                            744,248

   76,840         Mobilcom AG                         1,782,614

    5,000         Rhoen-Klinikum AG                     224,570

   74,925         Salzgitter Ag                       3,828,955

   19,300         Stada Arzneimittel AG               1,814,222

   37,000         Techem AG                           1,792,287
                                                    -----------------

                                                     15,571,000
                                                    -----------------

                  Great Britain:            20.16%

   36,000         Acergy SA ADR                         614,520

  349,280         Balfour Beatty PLC                  2,691,373

   52,042         Bodycote Intl Plc                     231,305

   99,700         Bradford & Bingley PLC                882,517

   35,177         Burren Energy plc                     553,961

  680,680         Cobham plc                          2,311,992

  171,240         Collins Stewart Tullet              2,787,989

   36,942         Davis Service GP                      332,185

   35,000         Drax Group PLC                        545,934

  129,569         Expro International Group           1,616,099

  147,400         Greene King PLC                     2,490,875

   89,243         Homeserve Plc                       2,777,365

   76,400         LogicaCMG                             221,611

   25,912         Lonmin Plc                          1,240,903

  140,100         Mitchells & Butler                  1,545,570

                  NDS Group PLC Sponsored
    4,300         ADR                                   188,899

   26,173         Northgate Plc                         497,393

                  Northumbrian Water Group
  377,368         Plc                                 1,963,254

   83,000         Pennon Group                          791,775

   66,600         Petrofac LTD                          387,927

  105,727         Punch Taverns Plc                   1,918,228

  185,000         Scottish & Newcastle PLC            1,973,391

  455,609         Serco Group PLC                     3,201,613

   34,300         SOCO International PLC                955,133

  284,100         Spice Holdings PLC                  1,594,994

  140,458         Tullow Oil PLC                        990,956

                  Ultra Electronics
  102,440         Holding Plc                         2,014,832

   46,400         United Utilities                      612,607

   74,900         Venture Production                  1,036,541

  263,636         Whatman plc                         1,480,105

   18,500         Whitbread Interim Non CUM              53,662

  128,475         Whitbread PLC                       3,113,544

                  Wolverhampton & Dudley
   54,629         Breweries                           1,472,151
                                                    -----------------
                                                     45,091,204
                                                    -----------------

                  Greece:                    2.84%

   52,600         Germanos SA                         1,254,295

   54,400         Hellenic Exchanges SA                 862,512

   80,450         Intralot SA                         2,202,083

   51,950         Marfin Financial Group SA           2,042,695
                                                    -----------------

                                                      6,361,585
                                                    -----------------

                  Hong Kong:                 0.44%
                  China Shineway
1,614,190         Pharmaceutical Group                  984,060
                                                    -----------------

                  Ireland:                   3.07%

  115,060        Anglo Irish Bank Corp PLC           1,890,331

  366,032        C&C Group PLC                       4,967,742
                                                    -----------------

                                                      6,858,073
                                                    -----------------

                  Italy:                     2.23%

  228,200        Amplifon SPA                        1,800,372

  132,200        Banca Fideuram SPA                    842,604

   96,600        Davide Campari Milano                 885,261

   33,500        Fondiaria - Sai SPA                 1,469,778
                                                    -----------------

                                                      4,998,015
                                                    -----------------

                  Japan:                    16.29%
                  Aeon Credit Service
   33,400         Company                               799,347

  227,000         Air Water Inc.                      2,132,692

    5,500         AOC Holdings, Inc.                     97,149

   36,450         Asahi Pretec Corp                     841,463

   12,700         Asatsu DK Inc.                        386,250

   91,080         Daiseki Co. Ltd.                    2,025,457

  124,363         Dowa Mining Co.                     1,073,584

                  Electric Power
   33,360         Development Co.                     1,189,814

                  Hokuhoku Financial
  264,000         Group, Inc.                           995,256

   37,650         Honeys Co. Ltd.                     1,923,327

                  Japan Securities Finance
   23,900         Co., LTD                              283,058

   75,020         Konaka Co. Ltd.                     1,066,448

   69,440         Kubota Corporation                    570,627

   84,500         Mori Seiki Co., Ltd.                1,614,262

    9,450         Moshi Moshi Hotline, Inc.             356,256

   14,200         Nakanishi Inc.                      1,869,434

   80,500         Neomax Co.                          1,380,994

      282         Osaka Securities Exchange            993,833

   28,900         Ryohin Keikaku Co. Ltd.             2,044,349

   28,250         Sankyo Co. Ltd Gunma                1,510,145

   59,000         Shinko Elec Industries                403,363

   28,100         Sumco Corp.                         2,082,980

                  Sumitomo Realty &
  104,000         Development Co                      3,057,268

  181,400         Suruga Bank Ltd.                    2,268,268

   53,753         Sysmex Corporation                  2,049,208

                  The Sumitomo Warehouse
  163,000         Co.                                 1,165,469

                  Topix Banks Exchange Trd
   72,700         Fds                                   269,145

  102,400         Yoshimoto Kogyo Co., Ltd.           2,021,281
                                                    -----------------

                                                     36,470,727
                                                    -----------------

                  Malaysia:                  0.63%

  590,400         Top Glove Corp BHD                  1,408,000
                                                    -----------------

                  Netherlands:               4.00%

   24,121         Aalberts Industries N.V.            1,788,282

  126,999         Binck NV                            1,849,262

   22,181         Boskalis Westminster NV            1,443,294

  246,295         Engel East Europe NV                 560,014

   22,400         Euronext NV                         2,177,792

   41,200         SBM Offshore NV                     1,119,891
                                                    -----------------

                                                      8,938,535
                                                    -----------------


                  Norway:                    2.89%

   58,400         Aker American Shipping                860,788

   67,400         Cermaq ASA                            724,386

   70,550         Leroy Seafood Group ASA             1,121,114

   26,600         Nordic SemiConductor ASA              223,603

  624,000         Pan Fish ASA                          492,448

    5,900         Renewable Energy Corp AS               91,493

  252,753         Tandberg                            2,704,839

  195,000         Yantai Raffles Shipyard               239,517
                                                    -----------------

                                                     6,458,188
                                                    -----------------

                  Poland:                    1.74%

  405,650         Globe Trade Centre SA               3,884,420
                                                    -----------------

                  Portugal:                  0.51%
                  Jeronimo Martins, SGPS,
   13,300         S.A.                                  237,526

   26,352         Sonae Industria SGPS SA               238,654

  388,700         Sonae SGPS Sa                         675,447
                                                    -----------------

                                                      1,151,627
                                                    -----------------

                  South Africa:              0.65%

   90,754         Aquarius Platinum Ltd               1,446,162
                                                    -----------------

                  Spain:                     5.70%

   80,300         Abengoa SA                          2,212,237

                  ACS Actividades de
   51,257         Construccion                        2,431,538

    9,350         Bankinter SA Registered               664,134

  121,000         Enagas                              2,932,934

   20,300         Fadesa Immobiliaria SA                902,486

   35,736         Indra Sistemas SA                     777,821

                  Prosegur, Compania de
   94,400         Seguridad                           2,835,371
                                                    -----------------

                                                     12,756,521
                                                    -----------------

                  Sweden:                    0.82%

   72,101         Boliden AB                          1,377,536

   37,500         Eniro AB                              461,337
                                                    -----------------

                                                      1,838,873
                                                    -----------------

                  Switzerland:               7.94%

   11,780         Galencia Holding AG                 3,058,242

    1,169         Jelmoli Holding AG                  2,396,128

   21,535         Julius Baer Holding AG              2,150,229

                  Kuehne & Nagel
   17,720         International AG                    1,225,342

    7,720         Nobel Biocare Holding AG            1,899,297

   10,950         Pargesa Holding AG                  1,058,322

   24,019         Phonak Holding AG                   1,518,829

   11,130         Schindler Holding AG                  580,123

    1,194         SGS SA                              1,201,732

    6,979         St. Galler Kantonalbank             2,678,008
                                                    -----------------

                                                     17,766,252
                                                    -----------------

                  Thailand:                  0.09%
                  Thai Oil Public Company
  132,900         Limited                               197,989
                                                    -----------------

                  United States:             0.63%

   58,000         Ishares MSCI Japan Index              783,580

   10,500         Streettracks Gold Trust               624,435
                                                    -----------------

                                                      1,408,015
                                                    -----------------


                  Total Securities          98.39%  $220,105,986
                  Cash and Cash Equivalents  1.61%     3,609,650
                                            ------- -----------------
                  Total Investments         100.00% $223,715,636
                                            ======= =================

                         EPOCH U.S. ALL CAP EQUITY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               September 30, 2006
                                   (Unaudited)

 Number of                                                Market
                  Security
  Shares          Description                              Value
------------      ------------------------            -------------------

                  Common Stocks             98.96%

                  Aerospace:                 5.76%
                  ALLIANT TECHSYSTEMS,
      4,100       INC.                                    $      332,346

      8,650       BOEING CO.                                     682,053

      5,950       DRS TECHNOLOGIES, INC.                         259,837

      2,000       GENERAL DYNAMICS CORP.                         143,340
                                                      -------------------

                                                               1,417,576
                                                      -------------------
                  Broadcast,                 7.68%
                  Radio, TV:

     21,350       COMCAST CL-A SPECIAL                           785,894
                  LIBERTY MEDIA -
     22,500       INTERACTIVE A                                  458,550
                  NEWS, CORP.
     32,700       CL-A                                           642,555
                                                      -------------------

                                                               1,886,999
                                                      -------------------

                  Consumer
                  Discretionary:             1.53%

      4,300       NIKE, INC.                                     376,766
                                                      -------------------

                  Consumer
                  Staples:                   3.99%

      7,850       HERSHEY FOODS                                  419,583
                  SMITHFIELD
      8,400       FOODS                                          226,968

     10,000       SYSCO CORP.                                    334,500
                                                      -------------------

                                                                 981,051
                                                      -------------------

                  Cosmetics &
                  Toiletries:                1.78%
                  INTERNATIONAL FLAVORS &
     11,100       FRAGRANCES                                     438,894
                                                      -------------------

                  Energy:                    2.79%

     12,200       ARCH COAL, INC.                                352,702
                  SILICON IMAGE,
     26,200       INC.                                           333,264
                                                      -------------------

                                                                 685,966
                                                      -------------------

                  Environmental
                  Services:                  2.50%

     16,750       WASTE MANAGEMENT INC.                          614,390
                                                      -------------------

                  Entertainment:             5.86%
                  ELECTRONIC
      5,950       ARTS, INC.                                     331,296
                  HARRAH'S
      9,750       ENTERTAINMENT, INC.                            647,693

     11,100       INTERNATIONAL GAME TECHNOLOGY                  460,650
                                                      -------------------

                                                               1,439,639
                                                      -------------------

                  Financial
                  Services:                  4.55%
                  FIRST DATA
     11,750       CORP.                                          493,500
                  HUDSON CITY BANCORP,
     27,500       INC.                                           364,375
                  iSTAR
      6,200       FINANCIAL, INC.                                258,540
                                                      -------------------

                                                               1,116,415
                                                      -------------------

                  Food
                  Distributors:              1.18%

      5,000       BUNGE LIMITED                                  289,750
                                                      -------------------


                  Healthcare
                  Products:                  8.36%

     28,950       BOSTON SCIENTIFIC CORP.                        428,171
                  BRISTOL MYERS SQUIBB,
     20,850       INC.                                           519,582
                  ENDO PHARMACEUTICALS HOLDINGS,
     19,550       INC.                                           636,353

     16,650       PFIZER INC                                     472,194
                                                      -------------------

                                                               2,056,300
                                                      -------------------

                  Healthcare
                  Services:                 11.48%

     13,100       AETNA US HEALTHCARE                            518,105

     12,850       DAVITA, INC.                                   743,630
                  FISHER
      4,850       SCIENTIFIC                                     379,464
                  LABORATORY CO. OF AMERICA
      9,450       HOLDINGS                                       619,636

      7,250       VENTAS INC.                                    279,415

      3,650       WELLPOINT, INC.                                281,233
                                                      -------------------

                                                               2,821,483
                                                      -------------------

                  Manufacturing:             6.89%
                  ALTRIA GROUP
      3,650       INC.                                           279,408
                  DONALDSON CO.
     11,950       INC.                                           440,955

      5,200       EATON CORP                                     358,020
                  MEMC ELECTRONIC
     10,600       MATERIALS                                      388,278

      5,400       TORO COMPANY                                   227,718
                                                      -------------------

                                                               1,694,379
                                                      -------------------

                  Major
                  Chemicals:                 2.77%

     15,900       DU PONT EI                                     681,156
                                                      -------------------

                  Oil & Gas
                  Exploration:              10.21%

      9,300       CONOCOPHILLIPS                                 553,629
                  EXXON MOBIL
     10,500       CORP                                           704,550
                  NATIONAL OILWELL VARCO
      3,050       INC.                                           178,578

      7,800       ONEOK, INC.                                    294,762
                  SOUTHERN UNION
     10,783       CO.                                            284,766

     14,300       TODCO CL-A                                     494,780
                                                      -------------------

                                                               2,511,065
                                                      -------------------

                  Software &
                  Services:                 17.14%
                  APPLE
      8,650       COMPUTER, INC.                                 666,310

     10,350       AUTOMATIC DATA PROCESSING, INC.                489,969

      9,600       DIEBOLD, INC.                                  417,888

     10,200       FAIR ISAAC CORP                                373,014

      5,200       FISERV, INC.                                   244,868

     24,650       MICRON TECHNOLOGY, INC.                        428,910

     38,450       MICROSOFT CORP                               1,050,839

     30,500       ORACLE CORP.                                   541,070
                                                      -------------------

                                                               4,212,868
                                                      -------------------

                  Specialty
                  Chemicals:                 2.57%
                  AIR PRODUCTS &
      5,550       CHEMICALS, INC.                                368,354

      4,450       PRAXAIR, INC.                                  263,262
                                                      -------------------

                                                                 631,616
                                                      -------------------


                  Transport
                  Services:                  1.92%

     21,700       OMI, CORP.                                     471,107
                                                      -------------------



                  Total
                  Securities                98.96%     $      24,327,420
                  Cash and Cash
                  Equivalents                1.04%               254,891
                                          ---------   -------------------
                  Total Investments        100.00%    $       24,582,311
                                          =========   ===================

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: November 22, 2006
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date: November 22, 2006
      ------------------------------------


By:  /s/ Karen Shupe
     -------------------------------------
        Karen Shupe
        Principal Financial Officer

Date: November 22, 2006
      ------------------------------------